FINANCIAL RISK MANAGEMENT - Liquidity Risk, Narrative (Details)	Dec. 31, 2017 CAD ($)
Disclosure of detailed information about borrowings [line items]
Shares available for sale under prospectus	$ 470,800,000
Shares authorised under prospectus	500,000,000
Credit Facilities
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity of credit facility	120,000,000
Remaining borrowing capacity of credit facility	$ 55,000,000